Acquisitions - Unaudited pro forma information (Details) - Frutarom Industries Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Unaudited pro forma net sales	$ 5,135,906	$ 4,761,115
Unaudited pro forma net income attributable to the Company	$ 474,498	$ 240,784